Cash generated from operations	12 Months Ended
Dec. 31, 2017
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Cash generated from operations

33. Cash generated from operations

All figures in £ millions	Notes	2017	2016	2015
Profit/(loss)		408	(2,335)	823
Adjustments for:
Income tax		13	(222)	(24)
Depreciation	10	90	95	75
Amortisation and impairment of acquired intangibles and goodwill	11	138	2,733	1,051
Amortisation of software	11	85	84	74
Net finance costs	6	30	60	29
Share of results of joint ventures and associates	12	(78)	(97)	(68)
Profit on disposal of subsidiaries, associates, investments and fixed assets		(116)	40	(1,194)
Net foreign exchange adjustment from transactions		(26)	43	22
Share-based payment costs	26	33	22	26
Pre-publication		(35)	(19)	(57)
Inventories		24	17	10
Trade and other receivables		133	156	(99)
Trade and other liabilities		6	61	(80)
Retirement benefit obligations		(232)	(106)	(57)
Provisions for other liabilities and charges		(11)	(10)	(13)

Net cash generated from operations		462	522	518

Net cash generated from operations is translated at an exchange rate approximating the rate at the date of cash flow. The difference between this rate and the average rate used to translate profit gives rise to a currency adjustment in the reconciliation between net profit and net cash generated from operations. This adjustment reflects the timing difference between recognition of profit and the related cash receipts or payments.

In the cash flow statement, proceeds from sale of property, plant and equipment comprise:

All figures in £ millions	2017	2016	2015
Net book amount	12	9	6
Loss on sale of property, plant and equipment	(12)	(5)	(4)

Proceeds from sale of property, plant and equipment	—	4	2

The movements in the Group’s current and non-current borrowings are as follows:

	2016	Financing cash flows	Foreign exchange movements	Fair value and other movements	2017
Financial liabilities
Non-current borrowings	2,517	(1,292)	(149)	(10)	1,066
Current borrowings	9	(7)	(1)	3	4

Total	2,526	(1,299)	(150)	(7)	1,070

	2015	Financing cash flows	Foreign exchange movements	Fair value and other movements	2016
Financial liabilities
Non-current borrowings	2,106	(3)	416	(2)	2,517
Current borrowings	247	(248)	5	5	9

Total	2,353	(251)	421	3	2,526

Non-current borrowings include bonds, derivative financial instruments and finance leases. Current borrowings include loans repayable within one year and finance leases, but exclude overdrafts classified within cash and cash equivalents.